Loans and Allowance for Loan Losses - Schedule of Portfolio Quality Indicators (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Loans and Allowance for Loan Losses
Total Loans Receivable	$ 460,875	$ 454,372
Commercial
Loans and Allowance for Loan Losses
Total Loans Receivable	90,548	90,892
Commercial Real Estate
Loans and Allowance for Loan Losses
Total Loans Receivable	270,312	266,777
Residential
Loans and Allowance for Loan Losses
Total Loans Receivable	94,012	90,132
Installment
Loans and Allowance for Loan Losses
Total Loans Receivable	6,003	6,571
Pass Grade
Loans and Allowance for Loan Losses
Total Loans Receivable	453,035	442,355
Pass Grade | Commercial
Loans and Allowance for Loan Losses
Total Loans Receivable	90,548	90,892
Pass Grade | Commercial Real Estate
Loans and Allowance for Loan Losses
Total Loans Receivable	262,472	254,760
Pass Grade | Residential
Loans and Allowance for Loan Losses
Total Loans Receivable	94,012	90,132
Pass Grade | Installment
Loans and Allowance for Loan Losses
Total Loans Receivable	6,003	6,571
Special Mention
Loans and Allowance for Loan Losses
Total Loans Receivable	4,066	7,943
Special Mention | Commercial
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Special Mention | Commercial Real Estate
Loans and Allowance for Loan Losses
Total Loans Receivable	4,066	4,115
Special Mention | Residential
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Special Mention | Installment
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Substandard
Loans and Allowance for Loan Losses
Total Loans Receivable	3,774	4,074
Substandard | Commercial
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Substandard | Commercial Real Estate
Loans and Allowance for Loan Losses
Total Loans Receivable	3,774	7,902
Substandard | Residential
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Substandard | Installment
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Doubtful
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Doubtful | Commercial
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Doubtful | Commercial Real Estate
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Doubtful | Residential
Loans and Allowance for Loan Losses
Total Loans Receivable	0	0
Doubtful | Installment
Loans and Allowance for Loan Losses
Total Loans Receivable	$ 0	$ 0